Accrued liabilities	12 Months Ended
Dec. 31, 2015
Accrued liabilities
Accrued liabilities

5. Accrued liabilities

Accrued liabilities consist of the following (in thousands):

	As of December 31,
	2014	2015
Consulting and professional fees	$516	$1,288
Employee compensation	804	1,172
Other	102	225
Total accrued liabilities	$1,422	$2,685